Consolidated Statements of Equity (Deficit) - USD ($) shares in Thousands	Total	Offshore Fund [Member]	AQUA U.S. Fund [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interests in Consolidated Entities	Noncontrolling Interests in Consolidated Entities Offshore Fund [Member]	Noncontrolling Interests in Consolidated Entities AQUA U.S. Fund [Member]	Redeemable Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2014				1,987				0
Beginning balance at Dec. 31, 2014	$ 14,894,000			$ 20,000	$ 228,003,000	$ (213,042,000)	$ 0	$ 0	$ (87,000)			$ 424,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury stock (in shares)								(1)
Purchase of treasury stock	(77,000)							$ (77,000)
Forfeitures of restricted shares	(10,000)							$ (10,000)
Equity-based compensation (in shares)				3
Equity-based compensation	15,609,000				4,105,000	11,504,000			0
Issuance of common stock (in shares)				20
Issuance of common stock	1,363,000				1,363,000
Excess tax benefit (deficiency) on equity-based compensation	$ 1,096,000				1,096,000
Deferred compensation plan distribution (in shares)	2			1				1
Distribution from deferred compensation plan	$ 142,000				80,000			$ 62,000
Employee advances	69,000				69,000
Contributions from noncontrolling interests	115,410,000								115,410,000
Redemption of noncontrolling interest												0
Redemption value adjustment, year-to-date	182,000					182,000						(182,000)
Foreign currency translation adjustment	0
Net income (loss)	(12,042,000)								(10,852,000)			(2,000)
Net income (loss)	(1,190,000)					(1,190,000)
Ending balance (in shares) at Dec. 31, 2015				2,011				0
Ending balance at Dec. 31, 2015	136,636,000			$ 20,000	234,716,000	(202,546,000)	0	$ (25,000)	104,471,000			240,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury stock (in shares)								(1)
Purchase of treasury stock	(20,000)							$ (20,000)
Retirement of treasury stock (in shares)								1
Retirement of treasury stock	0				(45,000)			$ 45,000
Equity-based compensation (in shares)				5
Equity-based compensation	11,573,000				6,073,000	5,439,000			61,000
Excess tax benefit (deficiency) on equity-based compensation	$ (284,000)				(284,000)
Deferred compensation plan distribution (in shares)	0
Distribution from deferred compensation plan	$ 0
Employee advances	(41,000)				(41,000)
Contributions from noncontrolling interests	2,373,000								2,373,000
Reallocation of carrying value	(1,469,000)				(2,623,000)				1,154,000			1,469,000
Redemption of noncontrolling interest		$ (179,000)	$ (46,248,000)							$ (179,000)	$ (46,248,000)	(18,000)
Redemption value adjustment, year-to-date	(936,000)					(936,000)						936,000
Foreign currency translation adjustment	0
Net income (loss)	(11,256,000)								(8,860,000)			(1,147,000)
Net income (loss)	(2,396,000)					(2,396,000)
Ending balance (in shares) at Dec. 31, 2016				2,016				0
Ending balance at Dec. 31, 2016	90,149,000			$ 20,000	237,796,000	(200,439,000)	0	$ 0	52,772,000			1,480,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury stock	(24,000)				(24,000)
Equity-based compensation (in shares)				4
Equity-based compensation	$ 8,469,000				7,746,000	684,000			39,000
Deferred compensation plan distribution (in shares)	3
Distribution from deferred compensation plan	$ 229,000
Employee advances	(433,000)				(433,000)
Contributions from noncontrolling interests	983,000								983,000
Acquisition of Pure Rooms	425,000								425,000
Reallocation of carrying value	(1,187,000)				(681,000)				(506,000)			1,187,000
Redemption of noncontrolling interest											$ (52,782,000)	0
OpenKey warrant issuance	28,000								28,000
Redemption value adjustment, year-to-date	(1,270,000)					(1,270,000)						1,270,000
Distributions to consolidated noncontrolling interests	(239,000)					(19,000)			(220,000)
Acquisition of J&S (in shares)				71
Acquisition of J&S	5,454,000			$ 1,000	5,062,000				391,000			2,658,000
Foreign currency translation adjustment	(135,000)
Net income (loss)	(18,710,000)								(358,000)			(1,484,000)
Net income (loss)	(18,352,000)					(18,352,000)
Ending balance (in shares) at Dec. 31, 2017				2,094				0
Ending balance at Dec. 31, 2017	$ 30,957,000			$ 21,000	$ 249,695,000	$ (219,396,000)	$ (135,000)	$ 0	$ 772,000			$ 5,111,000